Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Assets of disposal groups held for sale
Cash and balances at central banks	$ 227,800	$ 242,859
Trading assets	423,987	366,153
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	138,942	133,063
Derivatives	255,995	237,740
Loans and advances to banks	110,529	108,462
Loans and advances to customers	1,022,105	988,399	$ 981,722
Financial investments	604,759	567,211
Prepayments, accrued income and other assets	221,473	184,794
Total assets	3,438,161	3,233,034	3,214,371
Liabilities of disposal groups held for sale
Deposits by banks	91,401	97,952
Customer accounts	1,827,703	1,786,828	$ 1,718,604
Financial liabilities designated at fair value	173,751	158,456
Derivatives	254,662	237,854
Insurance contract liabilities	130,053	122,955
Debt securities in issue	105,027	99,675
Accruals, deferred income and other liabilities	184,121	142,123
Total liabilities	3,241,080	3,027,368
Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	467	337
Trading assets	59	113
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	11,067	6,351
Derivatives	38	14
Loans and advances to banks	1,147	45
Loans and advances to customers	5,321	2,190
Financial investments	3,612	294
Goodwill	128	3
Prepayments, accrued income and other assets	497	366
Total assets	22,336	9,713
Liabilities of disposal groups held for sale
Deposits by banks	56	131
Customer accounts	18,034	16,173
Financial liabilities designated at fair value	206	1,345
Derivatives	9	16
Insurance contract liabilities	10,645	4,925
Debt securities in issue	473	495
Accruals, deferred income and other liabilities	674	297
Total liabilities	30,097	23,382
HSBC Bank Malta p.l.c. | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	37
Trading assets	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	834
Derivatives	2
Loans and advances to banks	1,034
Loans and advances to customers	3,071
Financial investments	3,265
Goodwill	0
Prepayments, accrued income and other assets	112
Total assets	8,355
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	7,091
Financial liabilities designated at fair value	197
Derivatives	3
Insurance contract liabilities	630
Debt securities in issue	0
Accruals, deferred income and other liabilities	125
Total liabilities	8,046
Custody Business In Germany | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0	0
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0	0
Derivatives	0	0
Loans and advances to banks	6	16
Loans and advances to customers	651	323
Financial investments	0	0
Goodwill	0	0
Prepayments, accrued income and other assets	32	17
Total assets	689	356
Liabilities of disposal groups held for sale
Deposits by banks	55	116
Customer accounts	7,510	12,316
Financial liabilities designated at fair value	0	0
Derivatives	0	0
Insurance contract liabilities	0	0
Debt securities in issue	0	0
Accruals, deferred income and other liabilities	35	33
Total liabilities	7,600	12,465
HSBC Bank (Uruguay) S.A. | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	417	335
Trading assets	59	113
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0	0
Derivatives	3	6
Loans and advances to banks	41	29
Loans and advances to customers	1,363	1,314
Financial investments	347	294
Goodwill	0	0
Prepayments, accrued income and other assets	57	51
Total assets	2,287	2,142
Liabilities of disposal groups held for sale
Deposits by banks	1	15
Customer accounts	1,528	1,369
Financial liabilities designated at fair value	0	0
Derivatives	2	3
Insurance contract liabilities	0	0
Debt securities in issue	473	495
Accruals, deferred income and other liabilities	73	77
Total liabilities	2,077	1,959
PT Bank HSBC Indonesia | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	13
Trading assets	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0
Derivatives	0
Loans and advances to banks	0
Loans and advances to customers	210
Financial investments	0
Goodwill	7
Prepayments, accrued income and other assets	13
Total assets	243
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	1,904
Financial liabilities designated at fair value	9
Derivatives	0
Insurance contract liabilities	0
Debt securities in issue	0
Accruals, deferred income and other liabilities	4
Total liabilities	1,917
Singapore Insurance | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0
Trading assets	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	10,233
Derivatives	33
Loans and advances to banks	66
Loans and advances to customers	11
Financial investments	0
Goodwill	121
Prepayments, accrued income and other assets	273
Total assets	10,737
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	0
Financial liabilities designated at fair value	0
Derivatives	4
Insurance contract liabilities	10,015
Debt securities in issue	0
Accruals, deferred income and other liabilities	415
Total liabilities	10,434
South Africa | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		0
Trading assets		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		0
Derivatives		8
Loans and advances to banks		0
Loans and advances to customers		431
Financial investments		0
Goodwill		0
Prepayments, accrued income and other assets		3
Total assets		442
Liabilities of disposal groups held for sale
Deposits by banks		0
Customer accounts		2,056
Financial liabilities designated at fair value		0
Derivatives		13
Insurance contract liabilities		0
Debt securities in issue		0
Accruals, deferred income and other liabilities		13
Total liabilities		2,082
UK Life Insurance Business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		0
Trading assets		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		6,351
Derivatives		0
Loans and advances to banks		0
Loans and advances to customers		0
Financial investments		0
Goodwill		0
Prepayments, accrued income and other assets		273
Total assets		6,624
Liabilities of disposal groups held for sale
Deposits by banks		0
Customer accounts		0
Financial liabilities designated at fair value		1,345
Derivatives		0
Insurance contract liabilities		4,925
Debt securities in issue		0
Accruals, deferred income and other liabilities		116
Total liabilities		6,386
Sri Lanka retail banking business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		2
Trading assets		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		0
Derivatives		0
Loans and advances to banks		0
Loans and advances to customers		101
Financial investments		0
Goodwill		3
Prepayments, accrued income and other assets		15
Total assets		121
Liabilities of disposal groups held for sale
Deposits by banks		0
Customer accounts		430
Financial liabilities designated at fair value		0
Derivatives		0
Insurance contract liabilities		0
Debt securities in issue		0
Accruals, deferred income and other liabilities		40
Total liabilities		470
Other | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0	0
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0	0
Derivatives	0	0
Loans and advances to banks	0	0
Loans and advances to customers	15	21
Financial investments	0	0
Goodwill	0	0
Prepayments, accrued income and other assets	10	7
Total assets	25	28
Liabilities of disposal groups held for sale
Deposits by banks	0	0
Customer accounts	1	2
Financial liabilities designated at fair value	0	0
Derivatives	0	0
Insurance contract liabilities	0	0
Debt securities in issue	0	0
Accruals, deferred income and other liabilities	22	18
Total liabilities	$ 23	$ 20